Additional information about derivatives financial instruments - Option related to SPCs Casa dos Ventos (Details)	12 Months Ended
	Dec. 31, 2019 USD ($) R$ / shares	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Derivative financial instruments.
Financial settlement inflows (outflows)	$ (324,000,000)	$ (67,000,000)	$ (240,000,000)
Call Option -SPC - Brought [Member]
Derivative financial instruments.
Notional (quantity)	137,751,623
Average strike per share | R$ / shares	2.77
Fair value of assets	$ 24,000,000
Value at risk	2,000,000
Call Option -SPC - Brought [Member] | 2022
Derivative financial instruments.
Fair value of assets	$ 24,000,000